NOTES PAYABLE (Details Textual) ¥ in Thousands		12 Months Ended
	Jul. 05, 2017 USD ($) shares	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2017 USD ($)	Jul. 05, 2017 CNY (¥)	Jul. 05, 2017 USD ($)	Sep. 30, 2016 USD ($)
Proceeds from Convertible Debt		¥ 8,628	$ 1,300,000	¥ 0	¥ 0
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage		10.35%				10.35%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage		4.57%				4.57%
Convertible Debt [Member]
Debt Instrument, Face Amount							¥ 15,562	$ 2,345,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%	8.00%
Debt Instrument, Original Issue Discount	13.00%
Debt Conversion, Converted Instrument, Shares Issued | shares	293,087	189,644	189,644
Debt Instrument,Default Repayment Premium	40.00%
Repayments of Convertible Debt | $	$ 2,000,000
Debt Instrument, Convertible, Threshold Trading Days	15
Convertible Debt, Current		¥ 8,335				$ 1,256,000			$ 0
Convertible Debt [Member] | Tranche One and Two [Member]
Debt Instrument, Face Amount		10,068				$ 1,517,000
Proceeds from Convertible Debt		¥ 8,628	$ 1,300,000
Convertible Debt [Member] | Minimum [Member]
Debt Instrument Premium	115.00%
Convertible Debt [Member] | Maximum [Member]
Debt Instrument Premium	130.00%